BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Shares subject to possible redemption	10,701,448
Shares subject to possible redemption, par value per share | $ / shares	$ 10.00
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A
Shares subject to possible redemption	10,701,448
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	380,000,000
Common stock, shares issued	1,203,552
Common stock, shares outstanding	1,203,552
Class B common stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	2,875,000
Common stock, shares outstanding	2,875,000